Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rates and the Company’s effective tax rate is as follows:

	December 31,
	2019	2018
Statutory U.S. federal rate	21.0%	21.0%
State income tax, net of federal benefit	7.0%	7.0%
Meals & entertainment	(0.1)%	(0.1)%
Valuation allowance	(27.9)%	(27.9)%
Provision for income taxes	0.0%	0.0%

Schedule of Deferred Tax Assets

The tax effects of the temporary differences and carry forwards that give rise to deferred tax assets consist of the following:

	As of December 31,
	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$17,773,202	$15,108,073
Patent costs	423,747	382,812
Accrued Vacation	12,832	11,516
Research and development credit	5,241,066	4,314,813
Stock-based compensation	2,025,742	1,903,104
Other	10,200	8,495
Gross deferred tax assets	25,486,789	21,728,813
Valuation allowance	(25,486,789)	(21,728,813)
Net deferred tax assets	$—	$—